QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                    811-03877
               -------------------------------------------------
                       Investment Company Act file number


                              Z Seven Fund, Inc.
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


                               1819 S. Dobson Road
                                    Suite 207
                            Mesa, Arizona 85202-5656
                             Attention: Barry Ziskin
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             Thomas R. Westle, Esq.
                                 Blank Rome LLP
                              The Chrysler Building
                              405 Lexington Avenue
                            New York, New York 10174
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                    (Name and address of agent for service)

                                 480-820-7482
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              Registrant's telephone number, including area code:

                        Date of fiscal year end: 12/31
                       -------------------------------

                      Date of reporting period: 03/31/09
                      -----------------------------------



ITEM 1. SCHEDULE OF INVESTMENTS.

QUARTERLY STATEMENTS OF INVESTMENTS
March 31, 2009 (UNAUDITED)
-----------------------------------------------------------------------
                                THE Z SEVEN FUND
                             SCHEDULE OF INVESTMENTS
                                 March 31, 2009
                                   (unaudited)

Number of                              % of TotalMarket
                   Shares Security Description InvestmentValue
--------    ----------------------------------  ---------
--------    ----------------------------------  ---------

            COMMON STOCKS              96.29%

            BIOTECHNOLOGY:              4.67%
  4,365     Techne Corp.                        $ 238,809
                                                ---------
                                                ---------

            COMPUTER SERVICES:         12.37%
 30,400     Cognizant Techology Solutions Corp.  632,016
                                                ---------
                                                ---------

            CONFECTION:                 7.60%
    290     Lindt & Sprungli AG                  388,263
                                                ---------
                                                ---------

            INFORMATION & RESEARCH:    10.95%
  6,300     FactSet Research, Inc.               314,937
 11,900     Forrester Research , Inc.            244,664
                                                ---------
                                                ---------
                                                 559,601
                                                ---------
                                                ---------

            INESTMENT MANAGERS:        12.01%
 60,326     Brewin Dolphin PLC                   102,139
 46,143     Rathbone Brothes PLC                 511,788
                                                ---------
                                                ---------
                                                 613,927
                                                ---------
                                                ---------

            MANUFACTURING:              1.54%
  6,313     SKAKO Industries A/S                  78,823
                                                ---------
                                                ---------

            MISCELLANEOUS:              4.40%
 15,400     Sun Hydraulics Corp.                 224,994
                                                ---------
                                                ---------

            PHARMACUETICALS:           10.81%
  2,697     Novartis AG                          102,070
 15,277     UCB SA                               450,392
                                                ---------
                                                ---------
                                                 552,462
                                                ---------
                                                ---------

            SPECIALITY CHEMICALS:       9.49%
 11,700     Balchem Corporation                  294,021
 27,278     United Guardian, Inc.                190,946
                                                ---------
                                                ---------
                                                 484,967
                                                ---------
                                                ---------

            VETERINARY PRODUCTS:       13.92%
 43,163     PetMed Express, Inc:                 711,326
                                                ---------
                                                ---------

            TOTAL COMMON STOCKS                 4,485,188
                                                ---------
                                                ---------

            OPTIONS:                    8.52%
Contracts
--------
--------
     70     Mini Nasdaq 100 Index Puts @$137.50, 103,670 April 2009
     70     Mini Nasdaq 100 Index Puts @$140.00, 120,050 April 2009
     35     Mini Nasdaq 100 Index Puts @$130.00, E29,750 April 2009
     35     Mini Nasdaq 100 Index Puts @$132.00, E36,575 April 2009
     91     Mini Russell 2000 Index Puts @$42.50, 17,745s April 2009
     91     Mini Russell 2000 Index Puts @$47.50, 48,230s April 2009
     91     Mini Russell 2000 Index Puts @$52.50, 79,170s April 2009
                                                ---------
                                                ---------
            TOTAL OPTIONS                        435,190
                                                ---------
                                                ---------


            Total Securities           96.29%   $ 4,920,378
            Cash and Cash Equivalents   3.71%    189,721
                                       -------  ---------
                                       -------  ---------
            TOTAL INVESTMENTS          100.00%  $ 5,110,099
                                       =======  =========
                                       =======  =========



FAS 157 Footnote Disclosure:

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund's investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

           Level 1 - quoted prices in active markets for identical securities

           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

     The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs:
Level 1 - Quoted Prices                $ 4,920,378
Level 2 - Other Significant Observable Input-
Level 3 - Significant Unobservable Inputs   -
                                       -------
                                       -------
 Total:                                $ 4,920,378
                                       -------

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Z Seven Fund, Inc.
             -----------------------------

By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date: May 28, 2009
      ------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Executive Officer

Date:  May 28, 2009
      ------------------------------------


By:  /s/ Barry Ziskin
     -------------------------------------
         Barry Ziskin
         Principal Financial Officer

Date: May 28, 2009
      ------------------------------------